Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

As of December 31, 2025 and 2024, intangible assets consisted of the following:

	As of December 31,
	2025	2024
Intangible assets	$56,958	$53,870
Less: accumulated amortization	(20,991)	(13,339)
Less: accumulated impairment	(1,233)	-
	$34,734	$40,531

Schedule of Amortization Amount of Intangible Asset	The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2025:
2026	$7,138
2027	7,138
2028	6,772
2029	5,826
2030 and thereafter	7,860
Total	$34,734